Fair Value Of Financial Instruments Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	$ (104)	$ (2)
Total debt, recorded amount	2,451	2,412
Total of debt, fair value	2,567	2,519
Asset Impairment Charges	7	0	15
Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total of debt, fair value	2,567	2,519
Fair Value, Measurements, Nonrecurring [Member] | Cost of Sales [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	5		15
Fair Value, Measurements, Nonrecurring [Member] | Selling, General and Administrative Expenses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	$ 2